Transactions with Related Parties, Management Fees (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Transactions with Related Parties [Abstract]
Management fees-related party	$ 721	$ 944
Related Party [Member]
Transactions with Related Parties [Abstract]
Management fees-related party	721	944
Related Party [Member] | Seanergy [Member]
Transactions with Related Parties [Abstract]
Management fees-related party	330	465
Related Party [Member] | Seanergy Shipmanagement [Member]
Transactions with Related Parties [Abstract]
Management fees-related party	$ 391	$ 479